RBC BlueBay Emerging Market Debt Fund Expense Example - RBC BlueBay Emerging Market Debt Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 527
Expense Example, with Redemption, 3 Years	6,358
Expense Example, with Redemption, 5 Years	8,332
Expense Example, with Redemption, 10 Years	9,274
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,162
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,104